Unrecognized contractual commitments (excluding Orange Bank) - Guarantees granted to third parties (Details) € in Millions	Dec. 31, 2021 EUR (€)
Unrecognized contractual commitments [abstract]
Guarantees granted to third parties in the ordinary course of business	€ 1,296
Performance guarantees granted to third parties to secure networks and remote access	€ 642